Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Loss for the year	$ (63,592,548)	$ (15,665,634)	$ (61,221,032)
Adjustments for:
Depreciation of property and equipment	498,270	486,771	204,002
Depreciation of right-of-use assets	121,078	154,247	121,020
Amortization of intangible assets	5,675,716	2,576,922	3,469,763
Write-off of intangible assets		5,053,604
Provisions for deferred taxes			(16,009)
Finance costs	175,003	268,517	552,751
Finance income	(538,877)	(18,959)	(15,036)
Provision for employees’ end of service benefits	762,891	431,439	643,904
Revaluation of warrants liability	(1,624,868)	575,224	(6,697,574)
Reversal of provisions of shared-based payment reserves	(167,840)	(177,001)	(2,214,795)
Recapitalization expense			48,521,756
Provision for share-based payments			564,741
Charges / (reversals) of allowance for estimated credit loss	453,643	(219,256)	716,291
Share of loss of a joint venture	8,383	213,805	283,055
Fair value of embedded derivatives	609,320
Goodwill impairment	600,000
Loss recognized upon liquidation of joint venture	354,595
Taxes	1,772,085	654,991	892,937
Government grants revenue	(1,800,478)	(2,325,960)	(4,318,726)
Total adjustments to reconcile profit (loss)	(56,693,627)	(7,991,290)	(18,512,952)
Working capital changes:
Trade and other receivables	(3,668,031)	4,251,321	(5,632,577)
Due from related parties	(491,340)	(107,699)	1,427,647
Contract assets	(4,261,712)	958,998	(200,808)
Trade and other payables	(296,206)	(317,879)	22,340,143
Contract liabilities	520,860	(1,077,617)	1,385,939
Due to shareholders and related parties	17,987,634	1,706,189	365,461
Cash flow (used in) / generated from operations	(46,902,422)	(2,577,977)	1,172,853
Income tax paid	(877,425)	(930,211)	(979,226)
End of service benefits paid	(38,743)	(301,115)	(108,964)
Net cash flows (used in) / generated from operating activities	(47,818,590)	(3,809,303)	84,663
INVESTING ACTIVITIES
Purchase of property and equipment	(45,756)	(98,534)	(2,128,652)
Additions of intangible assets	(1,248,325)	(1,212,144)	(9,030,072)
Investment in a joint venture			(1,068,408)
Cash proceeds from liquidation of joint venture	256,712
Payment for acquisition of subsidiary			(350,000)
Net cash flows used in investing activities	(1,037,369)	(1,310,678)	(12,577,132)
FINANCING ACTIVITIES
Payments of lease liabilities	(157,239)	(233,612)	(189,555)
Proceeds / (Repayment) of loans and borrowings	12,000,000	5,000,000	(11,200,123)
Receipt of government grants	1,938,980	3,544,435	2,993,340
Proceeds from acquisition of assets	41,499,983
Proceeds from issuance of private warrants	1,025,749
Proceeds from reverse recapitalization			2,480,107
Proceeds from PIPE Financing			30,427,800
Reverse recapitalization transaction costs			(9,470,709)
Finance costs paid	(81,284)	(91,447)	(82,636)
Finance income received	538,877	18,959	15,036
Net cash flows generated from financing activities	56,765,066	8,238,335	14,973,260
INCREASE IN CASH AND CASH EQUIVALENTS	7,909,107	3,118,354	2,480,791
Cash and cash equivalents at January 1	6,231,685	3,113,331	632,540
CASH AND CASH EQUIVALENTS AT DECEMBER 31	14,140,792	6,231,685	3,113,331
Intangible assets recognized upon acquisition of assets	95,000,000
Addition of Long term lease	186,597
Loans converted to equity during the year		5,137,000
Share based payment for service provider		2,850,000	2,900,000
Issuance of shares to Board of Directors		195,000
Loans converted to equity upon business combination			7,738,185
Issuance of Class A Shares upon exercise of warrants			365,700
Deferred consideration in relation to acquisition of subsidiary			250,000
Transaction cost settle net of proceeds			$ 10,132,000